Financial Instruments (Details 3) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of Financial Instrument [Line Items]
Number of agreements	48	45
Derivative financial Asset	$ 5,076,582	$ 788,729
Derivative financial Liability	$ 12,256,863	$ 11,118,676
Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	2	2
Derivative financial Asset	$ 1,918,191	$ 309,237
Derivative financial Liability	$ 1,840,188	$ 0
Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	46	43
Derivative financial Asset	$ 3,158,391	$ 479,492
Derivative financial Liability	$ 10,416,675	$ 11,118,676
USD [Member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	-	1
Derivative, Nominal amount			$ 0	$ 7,427,407
Derivative financial Asset	$ 0	$ 53,743
Derivative financial Liability	$ 0	$ 0
USD [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	27	29
Derivative, Nominal amount			245,641	224,332
Derivative financial Asset	$ 3,095,825	$ 359,254
Derivative financial Liability	$ 9,722,619	$ 10,586,653
USD [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	-	1
Derivative, Nominal amount			0	7,427,407
Derivative financial Asset	$ 0	$ 53,743
Derivative financial Liability	$ 0	$ 0
USD [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	27	29
Derivative, Nominal amount			245,641	224,332
Derivative financial Asset	$ 3,095,825	$ 359,254
Derivative financial Liability	$ 9,722,619	$ 10,586,653
CLP [Member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1	-
Derivative, Nominal amount			2,000	0
Derivative financial Asset	$ 1,918,191	$ 0
Derivative financial Liability	$ 1,484,538	$ 0
CLP [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	-	-
Derivative, Nominal amount			0	0
Derivative financial Asset	$ 0	$ 0
Derivative financial Liability	$ 1,484,538	$ 0
CLP [Member] | Later than one year and not later than five years [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	-	-
Derivative, Nominal amount			2,000	0
Derivative financial Asset	$ 1,918,191	$ 0
Derivative financial Liability	$ 0	$ 0
CLP [Member] | Over 5 years | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1	-
Derivative, Nominal amount			0	0
Derivative financial Asset	$ 0	$ 0
Derivative financial Liability	$ 0	$ 0
Euro [Member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1	1
Derivative, Nominal amount			7,878	7,876
Derivative financial Asset	$ 0	$ 255,494
Derivative financial Liability	$ 355,650	$ 0
Euro [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	14	10
Derivative, Nominal amount			65,598	49,421
Derivative financial Asset	$ 44,474	$ 109,164
Derivative financial Liability	$ 694,056	$ 523,079
Euro [Member] | Not later than one year [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	1	-
Derivative, Nominal amount			7,878	0
Derivative financial Asset	$ 0	$ 51,710
Derivative financial Liability	$ 355,650	$ 0
Euro [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	14	10
Derivative, Nominal amount			65,598	49,421
Derivative financial Asset	$ 44,474	$ 109,164
Derivative financial Liability	$ 694,056	$ 523,079
Euro [Member] | Later than one year and not later than five years [member] | Interest rate swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	-	1
Derivative, Nominal amount			0	7,876
Derivative financial Asset	$ 0	$ 203,784
Derivative financial Liability	$ 0	$ 0
CAD [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	3	2
Derivative, Nominal amount			1,750	1,480
Derivative financial Asset	$ 15,530	$ 11,074
Derivative financial Liability	$ 0	$ 7,720
CAD [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	3	2
Derivative, Nominal amount			1,750	1,480
Derivative financial Asset	$ 15,530	$ 11,074
Derivative financial Liability	$ 0	$ 7,720
GBP [Member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	2	2
Derivative, Nominal amount			480	700
Derivative financial Asset	$ 2,562	$ 0
Derivative financial Liability	$ 0	$ 1,224
GBP [Member] | Not later than one year [member] | Currency swap contract [member]
Disclosure of Financial Instrument [Line Items]
Number of agreements	2	2
Derivative, Nominal amount			$ 480	$ 700
Derivative financial Asset	$ 2,562	$ 0
Derivative financial Liability	$ 0	$ 1,224